Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 05, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 05, 2024
Prospectus Date	rr_ProspectusDate	Aug. 01, 2024
KraneShares China Internet and Covered Call Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	KraneShares China Internet and Covered Call Strategy ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective January 1, 2025, the following changes are made to the Prospectus and Statement of Additional Information of the Fund:

1.	The following paragraph is added after the third paragraph of the “Principal Investment Strategies” section of the Fund’s Prospectus and after the third paragraph of the “Additional Information About the Funds - KraneShares China Internet and Covered Call Strategy ETF (“KLIP”)” section of the Fund’s Statutory Prospectus:

The Fund currently intends to distribute on a monthly basis its option premium income so that the Fund’s monthly distribution percentage does not exceed 2% of net asset value. The Fund’s distribution in December may exceed this amount in order for the Fund to continue to qualify as a regulated investment company.

Risk [Text Block]	rr_RiskTextBlock
2.	The following replaces “Option Income Risk” in the “Principal Risks” section of the Fund’s Prospectus and the “Investment Risks” section of the Fund’s Statutory Prospectus:

Option Income Risk. The Fund generates option premium income generated from the sale of covered call options (“option income”). This option income generally is classified as a return of capital for financial accounting purposes, which is how such income is required to be reported on the 19(a) notices that the Fund is required to issue after its monthly distributions. However, the 19(a) notices do not reflect the tax character of the option income, which is determined after the end of the calendar year. The option income for tax purposes is likely to be considered taxable investment income and may not reduce your tax basis in your shares of the Fund when distributed. The Fund currently intends to distribute on a monthly basis its option income so that the Fund’s monthly distribution percentage does not exceed 2% of net asset value. The Fund’s distribution in December may exceed this amount in order for the Fund to continue to qualify as a regulated investment company.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated December 5, 2024 to the currently effective Summary Prospectus, Statutory Prospectus and
Statement of Additional Information, as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus, Statutory Prospectus (together, the “Prospectus”) and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information dated August 1, 2024.